Schedule of Investments (unaudited)
December 31, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.2%
Education — 16.4%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$957,921
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,387,431
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,621,484
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	705,990
Middlesex County, NJ, Improvement Authority Revenue, Rutgers University Lease Revenue Bonds, Health and Life Science Exchange H-1 Project, GO, Series A	5.000%	8/15/53	2,000,000	2,080,424
New Jersey State EDA Revenue:
Central Jersey College Prep Charter School Project, Series 2025	5.125%	11/1/55	700,000	693,416
Provident Group, Montclair Properties, State University Housing Project, Refunding, AG	5.000%	6/1/42	5,000,000	5,062,391
New Jersey State EFA Revenue:
Montclair State University, Series A, Refunding, AG	5.000%	7/1/44	1,350,000	1,437,835
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,031,900
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	1,000,000	879,533
Stevens Institute of Technology, Series A, Refunding	5.000%	7/1/47	2,750,000	2,759,355
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,815,882
Series A, Refunding	5.000%	12/1/28	675,000	702,378
Passaic County, NJ, Improvement Authority Revenue:
Paterson Arts and Science Charter School Project	5.500%	7/1/58	1,000,000	1,020,077
Paterson Charter School for Science and Technology Inc. Project	4.125%	7/1/33	600,000	614,100
Paterson Charter School for Science and Technology Inc. Project	4.500%	7/1/40	885,000	893,008
Paterson Charter School for Science and Technology Inc. Project	5.000%	7/1/44	400,000	403,582
Total Education				25,066,707
Health Care — 10.1%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,889,891
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,324,048
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/39	1,750,000	1,793,362
Inspira Health Obligated Group, Series A, Refunding	4.125%	7/1/54	4,000,000	3,648,626
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	5,750,000	5,758,172
Total Health Care				15,414,099
Housing — 3.5%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,914,634
Provident Group, Kean Properties	5.000%	7/1/37	400,000	400,616
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	942,077
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue Sustainable Bonds, Series K	4.700%	10/1/50	2,000,000	2,004,182
Total Housing				5,261,509
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 13.7%
New Jersey State EDA Revenue:
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	$2,000,000	$1,995,253 (a)(b)(c)
Special Facility, Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,405,896 (a)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,001,972 (a)
Special Facility, United Airlines Project	5.500%	6/1/33	2,000,000	2,004,458 (a)
Water Facilities Revenue Bonds, American Water Co. Inc. Project, Series B, Refunding	3.750%	6/1/28	1,500,000	1,517,858 (a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	6,700,000	6,604,397
Series A, Refunding	5.250%	6/1/46	400,000	399,000
Total Industrial Revenue				20,928,834
Leasing — 30.6%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,000,000	898,480
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/37	1,500,000	1,728,956
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/38	1,500,000	1,715,596
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,500,000	1,700,553
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,530,844
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/30	4,000,000	4,036,694
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	2,024,604
Transportation Program, Series AA	5.000%	6/15/55	4,000,000	4,105,040
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,000,000	2,218,109
Transportation Program, Series AA, Refunding	5.000%	6/15/42	7,000,000	7,572,762
Transportation Program, Series AA, Refunding	4.250%	6/15/44	5,000,000	4,983,583
Transportation Program, Series AA, Unrefunded	5.000%	6/15/46	3,255,000	3,304,904
Transportation Program, Series CC	4.125%	6/15/50	2,000,000	1,857,779
Transportation Program, Series CC	5.250%	6/15/50	2,000,000	2,100,029
Transportation System, Series A, BAM-TCRS	0.000%	12/15/38	3,000,000	1,858,675
Total Leasing				46,636,608
Other — 0.0%††
New Jersey State EDA Revenue, Department of Human Services, Pooled Financing, Unrefunded	5.200%	7/1/32	23,000	23,045
Pre-Refunded/Escrowed to Maturity — 4.0%
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/50	3,500,000	3,762,144 (d)
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,384,909 (d)
Total Pre-Refunded/Escrowed to Maturity				6,147,053
Special Tax Obligation — 4.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AG	5.000%	11/1/41	1,500,000	1,617,926
Series B, AG	5.000%	11/1/43	500,000	528,104
Newark, NJ, Parking Authority, Lease Revenue:
Parking Facility Office Project, AG	5.250%	2/1/43	525,000	546,256
Parking Facility Office Project, AG	5.500%	2/1/51	750,000	771,325
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$157,000	$149,254
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	386,430
Restructured, Series A-1	4.550%	7/1/40	50,000	50,033
Restructured, Series A-1	4.750%	7/1/53	2,075,000	1,958,965
Restructured, Series A-1	5.000%	7/1/58	190,000	183,233
Restructured, Series A-2	4.329%	7/1/40	330,000	323,278
Total Special Tax Obligation				6,514,804
State General Obligation — 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,766
Restructured, Series A-1	5.625%	7/1/27	10,372	10,595
Restructured, Series A-1	5.625%	7/1/29	10,203	10,815
Restructured, Series A-1	5.750%	7/1/31	9,910	10,893
Restructured, Series A-1	4.000%	7/1/33	9,398	9,402
Restructured, Series A-1	4.000%	7/1/35	223,447	219,767
Restructured, Series A-1	4.000%	7/1/37	630,000	611,331
Restructured, Series A-1	4.000%	7/1/41	94,857	87,803
Restructured, Series A-1	4.000%	7/1/46	10,251	8,955
Subseries CW	0.000%	11/1/43	36,106	23,153 (c)
Total State General Obligation				1,001,480
Transportation — 12.6%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	263,940
Series A	5.000%	1/1/37	1,200,000	1,260,989
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,500,000	1,508,239 (a)
New Jersey State Turnpike Authority Revenue:
Series B, Refunding	5.000%	1/1/40	5,955,000	6,127,425
Series C, Refunding	5.000%	1/1/44	3,000,000	3,200,312
Port Authority of New York & New Jersey Revenue:
Consolidated Series 214	4.000%	9/1/43	4,990,000	4,715,088 (a)
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,385,802 (a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	786,693 (a)
Total Transportation				19,248,488
Water & Sewer — 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	490,572 (e)

Total Investments before Short-Term Investments (Cost — $147,520,255)				146,733,199
Short-Term Investments — 2.9%
Municipal Bonds — 2.9%
Health Care — 2.9%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	3.360%	7/1/35	1,600,000	1,600,000 (f)(g)
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — continued
Health Care — continued
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.360%	7/1/35	$1,600,000	$1,600,000 (f)(g)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.460%	7/1/43	1,200,000	1,200,000 (f)(g)

Total Municipal Bonds (Cost — $4,400,000)				4,400,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $60,617)	3.739%		60,617	60,617 (h)(i)

Total Short-Term Investments (Cost — $4,460,617)				4,460,617
Total Investments — 99.1% (Cost — $151,980,872)				151,193,816
Other Assets in Excess of Liabilities — 0.9%				1,442,121
Total Net Assets — 100.0%				$152,635,937

††	Represents less than 0.1%.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $60,617 and the cost was $60,617 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
LOC	—	Letter of Credit
TCRS	—	Transferable Custodial Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New Jersey Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$146,733,199	—	$146,733,199
Short-Term Investments†:
Municipal Bonds	—	4,400,000	—	4,400,000
Money Market Funds	$60,617	—	—	60,617
Total Short-Term Investments	60,617	4,400,000	—	4,460,617
Total Investments	$60,617	$151,133,199	—	$151,193,816

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,105	$3,416,262	3,416,262	$3,383,750	3,383,750

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,684	—	$60,617

Western Asset New Jersey Municipals Fund 2025 Quarterly Report